Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Information
Summary of selected revenue and expense information for each operating segment

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	136,452,384	176,441,032	61,750,112	26,981,453	—	401,624,981
Cost of revenues	(37,583,296)	(97,481,259)	(6,708,358)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(101,384,497)	(97,293,397)	(48,176,668)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	(417,822,304)	—	—	—	—	(417,822,304)
Other operating income	13,937	3,222,483	2,349,105	594,835	—	6,180,360

Income (loss) from operations	(420,323,776)	(15,111,141)	9,214,191	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	675,759	697,076	881,539	93,130	279,415	2,626,919
Other expense, net	(1,025,801)	(7,765)	(558,711)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(420,673,818)	(14,421,830)	9,537,019	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	305,651	6,940,664	(3,696,794)	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(420,368,167)	(7,481,166)	5,840,225	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	(9,609)	16,297	(94,385)	(77,413)	—	(165,110)

Net income (loss)	(420,377,776)	(7,464,869)	5,745,840	(3,803,323)	(39,120,384)	(465,020,512)

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	169,755,893	208,284,503	54,517,612	29,881,360	—	462,439,368
Cost of revenues	(54,117,692)	(114,667,241)	(10,783,472)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(146,997,279)	(92,291,838)	(53,977,975)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	153,340	2,982,861	2,481,255	857,567	—	6,475,023

Income (loss) from operations	(31,205,738)	4,308,285	(7,762,580)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	257,204	425,714	624,817	55,895	242,832	1,606,462
Other income (expense), net	(1,979,450)	84,937	(59,136)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	(32,927,984)	4,818,936	(7,196,899)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	2,329,338	(4,589,892)	623,227	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	(30,598,646)	229,044	(6,573,672)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	(881)	195,874	(14,933)	195,449	—	375,509

Net income (loss)	(30,599,527)	424,918	(6,588,605)	(2,688,127)	(31,598,030)	(71,049,371)

			Real Estate
	Real Estate	Real Estate	Information
	Online	Brokerage	and Consulting	Other
2013	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	335,410,902	280,776,816	76,683,188	38,207,927	—	731,078,833
Cost of revenues	(63,990,693)	(168,624,507)	(14,526,318)	(26,894,288)	—	(274,035,806)
Selling, general and administrative expenses	(210,576,230)	(74,728,461)	(58,026,755)	(12,404,049)	(45,211,506)	(400,947,001)
Other operating income	599,894	1,647,257	1,950,223	720,268	—	4,917,642

Income (loss) from operations	61,443,873	39,071,105	6,080,338	(370,142)	(45,211,506)	61,013,668
Interest expenses	—	—	—	—	(192,566)	(192,566)
Interest income	1,082,287	819,925	222,898	51,944	2,493	2,179,547
Other income (expense), net	(1,185,121)	87,270	(479,313)	(11,837)	537,786	(1,051,215)

Income (loss) before taxes and equity in affiliates	61,341,039	39,978,300	5,823,923	(330,035)	(44,863,793)	61,949,434
Income tax benefit (expense)	(5,447,524)	(10,000,257)	(3,606,417)	(588,344)	5,965,548	(13,676,994)

Income (loss) before equity in affiliates	55,893,515	29,978,043	2,217,506	(918,379)	(38,898,245)	48,272,440
Income (loss) from equity in affiliates	(69,194)	343,561	312,119	(9,320)	2,236,683	2,813,849

Net income (loss)	55,824,321	30,321,604	2,529,625	(927,699)	(36,661,562)	51,086,289

Revenues
Major customers
Schedule of major customers
	Years Ended December 31,
	2011	2012	2013
	$	$	$
Customer A	58,044,764	55,924,621	*
* indicates the revenue from the customer was less than 10% of total revenue in the year.
Accounts receivable
Major customers
Schedule of major customers
	As of December 31,
	2012	2013
	$	$
Customer A	52,949,294	43,318,976

Customer deposits
Major customers
Schedule of major customers

	As of December 31,
	2012	2013
	$	$
Customer B	11,136,720	—
Customer C	26,000,000	56,000,000
Customer D	20,682,480	—
Customer E	*	8,200,900

*            indicates the balance of the customer was less than 10% of total customer deposits as of 31 December, 2012.